Property Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

	Right of use assets	Office and computer equipment	Fixtures and fittings	Total
	(in thousands)
	£	£	£	£
Cost:
At December 31, 2021	1,093	379	715	2,187
Additions	—	10	—	10
Re-measurement	483	—	—	483
Disposals	(237)	(34)	(130)	(401)
Effect of foreign currency exchange differences	17	1	—	18
At December 31, 2022	1,356	356	585	2,297
Depreciation:
At December 31, 2021	721	249	366	1,336
Charge for the year	251	56	166	473
Disposals	(237)	(34)	(130)	(401)
Effect of foreign currency exchange differences	22	1	—	23
At December 31, 2022	757	272	402	1,431

Cost:
At December 31, 2022	1,356	356	585	2,297
Additions	—	4	21	25
Re-measurement	4	—	—	4
Disposals	—	(10)	—	(10)
Effect of foreign currency exchange differences	(22)	(1)	—	(23)
At December 31, 2023	1,338	349	606	2,293
Depreciation:
At December 31, 2022	757	272	402	1,431
Charge for the year	212	52	103	367
Disposals	—	(10)	—	(10)
Effect of foreign currency exchange differences	(16)	—	—	(16)
At December 31, 2023	953	314	505	1,772

Net book value:
At December 31, 2023	385	35	101	521
At December 31, 2022	599	84	183	866